SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended			0 Months Ended	1 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Previously reported	Dec. 31, 2012 Revenue Customer Concentration Risk iItem	Dec. 31, 2012 Lower Range iItem	Dec. 31, 2012 Upper Range iItem	Apr. 30, 2012 Empire Technologies, LLC	Apr. 30, 2012 Empire Technologies, LLC	Oct. 31, 2010 Empire Technologies, LLC	Dec. 31, 2012 Empire Technologies, LLC	Dec. 31, 2011 Empire Technologies, LLC	Dec. 31, 2012 Couponicate	Dec. 31, 2011 Couponicate
Significant Accounting Policies
Ownership percentage (VIE)													50.00%
Membership interest sold (as a percent)											50.00%
Consideration paid to LVS for purchase of remaining ownership in Empire												$ 10
Ownership percentage subsidiary														100.00%
Ownership percentage (VIE) acquired																19.50%
Assets	4,161,157		4,161,157		4,200,283	78,186	253,971							0	0	0	0
Liabilities	768,252		768,252		2,957,107	2,171,895	1,827,320							0	0	0	0
Net income (loss)	(870,810)	(315,143)	(1,796,796)	(742,364)	(893,039)	(1,744,402)										0	0
Number of major customers								2
Revenue major customers (percent)								81.00%
Allowance for doubtful accounts					102,000	102,000
Useful lives of property, plant and equipment									5 years	7 years
Number of installment payments on certain contracts with multiple payment options									2	3
Patent impairment expense					$ 0	$ 147,908